Unaudited Interim Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2026
Unaudited Interim Condensed Financial Information of the Parent Company [Abstract]
UNAUDITED INTERIM CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

17. UNAUDITED INTERIM CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The restricted net assets (as defined in Rule 1-02(dd) of Regulation S-X) of the Company’s consolidated subsidiaries did not exceed 25% of the Company’s consolidated net assets as of December 31, 2025. Accordingly, condensed financial information of the parent company is not required under Rule 5-04 of Regulation S-X. The following condensed financial information of the parent company is presented on a voluntary basis for supplemental information purposes only.

The Company did not pay any dividend to the shareholders for the periods presented. For presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from subsidiary”. Certain information and footnote disclosures are generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

UNAUDITED INTERIM CONDENSED BALANCE SHEETS

(All amounts are in USD, except for share and per share data, unless otherwise noted)

	December 31,	June 30,
	2025	2026
		(Unaudited)
Assets
Current assets
Cash and cash equivalents	$1,179,880	$650,425
Financial assets held for trading	1,435,901	1,435,901
Advance to related party	19,964	19,964
Other current assets	530,000	20,606,000
Total Current Assets	$3,165,745	$22,712,290
Non-current assets
Investment in subsidiary	2,483,593	933,263
Other non-current assets	600,000	-
Total Non-current Assets	3,083,593	933,263
Total Assets	$6,249,338	$23,645,553
Liabilities and Equity
Current Liabilities
Accounts payable	55,336	-
Due to subsidiary	71,035	71,035
Total Current Liabilities	$126,371	$71,035
Total Liabilities	$126,371	$71,035
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
*Class A ordinary shares, $0.0001 par value, 400,000,000 shares authorized, 9,382,000 and 109,382,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively	$938	$10,938
*Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 7,668,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively	767	767
Additional paid-in capital	11,700,497	34,991,640
Statutory reserves	89,685	89,685
Accumulated deficit	(5,620,752)	(11,476,168)
Accumulated other comprehensive loss	(48,168)	(42,344)
Total Shareholders’ Equity	$6,122,967	$23,574,518
Total Liabilities and Shareholders’ Equity	$6,249,338	$23,645,553

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.

UNAUDITED INTERIM CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(All amounts are in USD, except for share and per share data, unless otherwise noted)

	Six Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2025	2026
	(Unaudited)	(Unaudited)
General and administrative expenses	(1,825,351)	(3,773,685)
Research and development	$-	$(525,000)
Loss from operations	(1,825,351)	(4,298,685)
Other loss	27,204	(577)
Loss from subsidiaries	$(239,349)	$(2,483,429)
Net loss	$(2,037,496)	$(6,782,691)
Foreign currency translation adjustments	(1,346)	5,824
Comprehensive Loss	$(2,038,842)	$(6,776,867)

UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS

(All amounts are in USD, except for share and per share data, unless otherwise noted)

	Six Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2025	2026
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$(2,715,600)	$(529,455)
Net cash used in investing activities	$(1,660,000)	$(20,000,000)
Net cash provided by financing activities	$-	$20,000,000
CHANGES IN CASH AND CASH EQUIVALENTS
Net decrease in cash and cash equivalents	$(4,375,600)	$(529,455)
Cash and cash equivalents at beginning of the period	6,052,260	1,179,880
Cash and cash equivalents at end of the period	$1,676,660	$650,425